S000057702 [Member] Investment Objectives and Goals - Franklin ClearBridge Enhanced Income ETF	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FRANKLIN CLEARBRIDGE ENHANCED INCOME ETF Prior to February 28, 2025, Franklin ClearBridge Enhanced Income ETF was named ClearBridge Dividend Strategy ESG ETF.
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Franklin ClearBridge Enhanced Income ETF (the “fund”) seeks to provide income and long-term capital appreciation.